Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenue And Other Operating Income [Line Items]
Total Revenues	$ 2,624,576,323	$ 2,410,360,459	$ 2,484,101,582
Commodity derivatives	5,967,739	9,819,777	20,328,649
Income from early termination of electricity supply contracts	121,117,605
Other income	19,172,693	36,981,190	18,548,051
Total other income	146,258,037	46,800,967	38,876,700
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,405,903,242	2,202,078,088	2,262,090,558
Generation
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,090,021,527	1,034,975,160	1,082,749,256
Generation | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	589,368,952	643,494,066	726,166,640
Generation | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	475,208,116	357,725,928	285,623,737
Generation | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	25,444,459	33,755,166	70,958,879
Distributions [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,315,881,715	1,167,102,928	1,179,341,302
Distributions [Member] | Others [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	132,052,695	123,916,550	131,227,735
Distributions [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	552,124,205	455,840,910	435,769,231
Distributions [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	450,108,855	378,092,990	386,608,105
Distributions [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	181,595,960	209,252,478	225,736,231
Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue	124,113,792	123,345,383	107,362,797
Revenue from sale of natural gas	97,564,262	103,717,558	91,652,707
Other Sales [Member] | Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	26,549,530	19,627,825	15,710,090
Revenue from Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	94,559,289	84,936,988	114,648,227
Revenue from Other Services [Member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	31,232,252	20,311,403	39,812,005
Revenue from Other Services [Member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	2,131,427	5,024,944	4,945,609
Revenue from Other Services [Member] | Public Lighting [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	11,262,418	12,181,969	13,449,852
Revenue from Other Services [Member] | Engineering and Consulting Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	10,385,950	10,027,472	3,414,472
Revenue from Other Services [Member] | Services for construction of junctions [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	16,497,051	14,711,796	15,514,433
Revenue from Other Services [Member] | Works in specific facilities and networks [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	7,455,200	8,425,251	13,932,537
Revenue from Other Services [Member] | Income from work in progress [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	2,727,203	1,947,722	2,883,530
Revenue from Other Services [Member] | Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 12,867,788	$ 12,306,431	$ 20,695,789